                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05689

                  Morgan Stanley Municipal Premium Income Trust
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)

                               Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: May 31, 2008

Date of reporting period: May 31, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Morgan Stanley Municipal Premium Income Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

INCOME EARNED BY CERTAIN SECURITIES IN THE PORTFOLIO MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

FUND REPORT

For the year ended May 31, 2008

MARKET CONDITIONS

The 12-month period under review was marked by disrupted credit markets, recession fears, deterioration of the housing market, and markdowns in the mortgage market as a result of forced selling. Although the fixed income market saw some improvements in the last months of the period, many of the same concerns and problems remained.

The Federal Reserve (the "Fed") stepped in several times during the period to minimize the liquidity crisis. Not only did the Federal Open Market Committee reduce the target federal funds rate several times, from 5.25 percent to 2.00 percent, but in an unprecedented move, the Fed granted primary brokerage firms access to its discount window and loosened its collateral requirements, extending loans of Treasury securities in exchange for lower quality, less liquid securities. Finally, in what was decidedly the biggest headline event, the Fed arranged and supported JPMorgan Chase's purchase of Bear Stearns, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

The bulk of the period was defined by a flight to quality which resulted in U.S. Treasuries outperforming all other sectors of the fixed income market. This came to an end in March, however, when renewed investor risk appetite boosted the performance of riskier, non-Treasury securities for the remainder of the review period and led to the worst three-month return for Treasuries since 2003. Overall, yields across the Treasury curve declined with the short end experiencing the greatest declines, causing the curve to end the period steeper.

The municipal yield curve also steepened over the course of the period as yields on intermediate- and long-maturity bonds rose while yields on short-maturity issues declined. Overall, investment-grade municipal bonds outperformed their taxable counterparts for the period. However, performance was bifurcated in that investment-grade municipal issues underperformed investment-grade taxable securities in the first nine months of the period but outperformed in the last three months of the period. In fact, for the latter period, investment-grade municipals posted their best three-month return since 1980, which more than offset their earlier poor performance.

PERFORMANCE ANALYSIS

For the 12-month period ended May 31, 2008, the net asset value (NAV) of Morgan Stanley Municipal Premium Income Trust (PIA) decreased from $10.05 to $9.26 per share. Based on this change plus reinvestment of tax-free dividends totaling $0.46 per share and a long-term capital gain distribution of $0.039397 per share, the Fund's total NAV return was -2.34 percent. PIA's value on the New York Stock Exchange (NYSE) moved from $9.49 to $8.34 per share during the same period. Based on this change plus reinvestment of dividends and distributions, the Fund's total market return was -6.86 percent. PIA's NYSE market price was at a 9.94 percent discount to its NAV. During the fiscal period, the Fund purchased and retired 346,015 shares of common stock at a weighted average market discount of 9.82 percent. Past performance is no guarantee of future results.

Monthly dividends for the second quarter of 2008, declared in April, were unchanged at $0.0375 per share. The dividend reflects the current level of the

Fund's net investment income. PIA's level of undistributed net investment income
was $0.061   per share on May 31, 2008 versus $0.052 per share 12 months earlier.(1)

During most of the reporting year, we continued to position the portfolio with a lower sensitivity to interest rate changes (as measured by duration*). Overall, this positioning was beneficial as it helped buoy the Fund's performance when municipal rates rose and prices declined. To help maintain the lower duration, we used a U.S. Treasury futures hedge, which proved to be an effective hedging strategy but dampened returns slightly as the flight to quality drove Treasury prices up and rates lower.

In terms of the Fund's sector positioning, an overweight in the hospital/life care sector detracted from returns as the sector's performance waned during the period. Additionally, security selection in certain sectors and segments of the yield curve also hindered performance.

The Fund continued to focus on high-quality issues and maintained an overall conservative positioning, which was additive to performance as the higher-rated, less risky segment of the market generally outperformed lower-quality, higher-risk securities during the period.

As discussed in previous reports, the total income available for distribution to holders of common shares includes incremental income provided by the Fund's outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities ranging from one week to two years. Incremental income to holders of common shares depends on two factors: the amount of ARPS outstanding and the spread between the portfolio's cost yield and its ARPS auction rate and expenses. The greater the spread and the higher the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to holders of common shares. The level of net investment income available for distribution to holders of common shares varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

The Fund's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Fund may also utilize procedures to reduce or eliminate the amount of ARPS outstanding, including their purchase in the open market or in privately negotiated transactions.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

(1) Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline. Duration calculations are adjusted for leverage.

TOP FIVE SECTORS AS OF 05/31/08
Hospital                           15.1%
IDR/PCR                            10.3
Public Power                        7.7
Other Utility                       7.2
Tobacco                             6.6




LONG-TERM CREDIT ANALYSIS  AS OF
05/31/08
Aaa/AAA                            17.8%
Aa/AA                              43.6
A/A                                11.7
Baa/BBB                            15.0
Ba/BB or Less                       5.6
N/R                                 6.3




SUMMARY OF INVESTMENTS BY STATE
CLASSIFICATION AS OF 05/31/08

California                         25.4%
New York                           19.7
Texas                              14.8
Florida                            13.7
Pennsylvania                       12.0
Arizona                             8.4
New Jersey                          7.7
Washington                          5.9
Georgia                             5.4
Colorado                            5.0
Michigan                            4.8
Tennessee                           4.4
Illinois                            4.3
South Carolina                      3.5
Louisiana                           3.4
Maryland                            3.3
Indiana                             3.2
Nevada                              2.7



SUMMARY OF INVESTMENTS BY STATE
CLASSIFICATION AS OF 05/31/08
(CONTINUED)

Ohio                                 2.7%
Alabama                              2.4
Kentucky                             2.2
Missouri                             2.2
Rhode Island                         2.0
District of Columbia                 1.9
Iowa                                 1.6
Alaska                               1.0
Kansas                               1.0
Idaho                                0.9
Minnesota                            0.8
Arkansas                             0.6
Virginia                             0.6
                                   ------
Total Long-Term Investments+       167.5
Short-Term Investment               10.7
Liability for Floating Rate Note
  Obligations                      (13.6)
Other Assets in Excess of
  Liabilities                        0.2
Preferred Shares of Beneficial
  Interest                         (64.8)
                                   ------
Net Assets Applicable to Common
  Shareholders                     100.0%
                                   ======




+ Does not include open long/short futures contracts with an underlying face amount of $29,243,328 with total unrealized appreciation of $427,461 and open swap contracts with unrealized appreciation of $55,277.

Subject to change daily. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Top five sectors are as a percentage of total investments and long-term credit analysis are as a percentage of total long-term investments. Summary of investments by state classification are as a percentage of net assets applicable to common shareholders. Securities are classified by sectors that represent broad groupings of related industries. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocation based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2008


  PRINCIPAL
  AMOUNT IN                                                COUPON   MATURITY
  THOUSANDS                                                 RATE      DATE         VALUE
--------------------------------------------------------------------------------------------
              Tax-Exempt Municipal Bonds (166.8%)

              Alabama (2.4%)
  $  1,000    Jefferson County, Alabama, School Ser 2004
                A.......................................    5.50 %  01/01/22   $     949,660
     2,500    University of Alabama, Ser 2004 A (MBIA
                Insd)...................................    5.25    07/01/20       2,696,775
                                                                               -------------
                                                                                   3,646,435
                                                                               -------------
              Alaska (1.0%)
     2,000    Northern Tobacco Securitization
                Corporation, Alaska, Asset Backed Ser
                2006 A..................................    5.00    06/01/46       1,540,620
                                                                               -------------
              Arizona (8.4%)
     2,000    Glendale Industrial Development Authority,
                Arizona, John C Lincoln Health Ser 2005
                B.......................................    5.00    12/01/37       1,770,080
     2,870    Pima County Industrial Development
                Authority, Arizona, Tucson Electric
                Power Co Refg Ser 1988 A (FSA Insd).....    7.25    07/15/10       2,964,423
     8,000    Salt River Project Agricultural
                Improvement & Power District, Arizona,
                Ser 2002 B..............................    5.00    01/01/26       8,210,480
                                                                               -------------
                                                                                  12,944,983
                                                                               -------------
              Arkansas (0.6%)
     1,000    Washington County, Arkansas, Washington
                Regional Medical Center Ser 2005 A......    5.00    02/01/35         912,190
                                                                               -------------
              California (25.4%)
     5,000    California Economic Recovery, Ser 2004
                A(c)....................................    5.00    07/01/16       5,239,099
     2,000    California Educational Facilities
                Authority, Mills College Ser 2005 A.....    5.00    09/01/34       1,956,920
     2,000    California Infrastructure & Economic
                Development Bank, The Scripps Research
                Institute Ser 2005 A....................    5.00    07/01/29       2,055,140
     4,000    California, Various Purpose Dtd 11/01/06
                (b).....................................    4.50    10/01/36       3,704,220
     1,000    California Statewide Community Development
                Authority, Huntington Memorial Hospital
                Ser 2005................................    5.00    07/01/27       1,002,910
     3,000    California, Various Purpose Dtd 12/01/05..    5.00    03/01/27       3,047,940
     2,000    Camarillo Public Finance Authority,
                California, Wastewater Ser 2005 (AMBAC
                Insd)...................................    5.00    06/01/36       2,014,420
     4,005    Golden State Tobacco Securitization
                Corporation, California, Asset Backed
                Ser 2007 A-1 (b)........................    5.125   06/01/47       3,135,594
     4,000    Golden State Tobacco Securitization Corp,
                Enhanced Asset Backed Ser 2007 A-1......    5.75    06/01/47       3,490,960
     2,000    Golden State Tobacco Securitization
                Corporation, California, Enhanced Asset
                Backed Ser 2005 A.......................    5.00    06/01/45       1,860,440
     1,000    Kern County Board of Education, Refg 2006
                Ser A COPs (MBIA Insd)..................    5.00    06/01/31       1,013,160
     1,550    Los Angeles Department of Water & Power,
                California, 2001 Ser A..................    5.00    07/01/24       1,561,176


                        See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2008 continued

  PRINCIPAL
  AMOUNT IN                                                COUPON   MATURITY
  THOUSANDS                                                 RATE      DATE         VALUE
--------------------------------------------------------------------------------------------
  $  3,000    Los Angeles Department of Water & Power,
                California, Water 2004 Ser C (MBIA
                Insd)...................................    5.00 %  07/01/25   $   3,127,620
     3,000    Oxnard Financing Authority, California,
                Wastewater 2004 Ser A (FGIC Insd).......    5.00    06/01/29       3,013,890
     3,000    San Diego County Water Authority,
                California, Ser 2004 A COPs (FSA Insd)..    5.00    05/01/29       3,066,750
                                                                               -------------
                                                                                  39,290,239
                                                                               -------------
              Colorado (5.0%)
     1,400    Colorado Health Facilities Authority,
                Adventist/Sunbelt Ser 2006 D............    5.25    11/15/35       1,379,938
        45    Colorado Housing & Finance Authority, Ser
                1997 A-2 (AMT)..........................    7.25    05/01/27          45,723
     2,000    Denver Convention Center Hotel Authority,
                Colorado, Refg Ser 2006 (XLCA Insd).....    5.00    12/01/30       1,866,920
     2,040    Fort Collins, Colorado, Ser 2004 A COPs
                (AMBAC Insd)............................    5.38    06/01/21       2,131,678
     2,155    Fort Collins, Colorado, Ser 2004 A COPs
                (AMBAC Insd)............................    5.38    06/01/22       2,244,023
                                                                               -------------
                                                                                   7,668,282
                                                                               -------------
              District of Columbia (1.9%)
     3,000    District of Columbia Ballpark, Ser 2006 B-
                1 (FGIC Insd)...........................    5.00    02/01/31       2,832,720
                                                                               -------------
              Florida (13.7%)
     2,000    Broward County Educational Facilities
                Authority, Florida, Nova Southeastern
                University Ser 2006 (AGC Insd)..........    5.00    04/01/31       2,040,140
     2,460    JEA, Florida, Water & Sewer Sub-Second
                Crossover Ser (MBIA)....................    5.00    10/01/24       2,521,549
     2,500    Miami-Dade County, Florida, Miami Int'l
                Airport, Ser 2000 B (FGIC Insd).........    5.75    10/01/24       2,624,425
     5,000    Orlando Utilities Commission, Florida,
                Water & Electric Ser 2001...............    5.00    10/01/22       5,217,600
     8,000    South Miami Health Facilities Authority,
                Florida, Baptist Health South Florida
                Ser 2007 (b)............................    5.00    08/15/42       7,842,960
     1,000    St Johns County Industrial Development
                Authority, Florida, Glenmoor Ser 2006 A
                ........................................    5.25    01/01/26         871,960
                                                                               -------------
                                                                                  21,118,634
                                                                               -------------
              Georgia (5.4%)
     3,000    Atlanta, Georgia, Water & Wastewater Ser
                1999 A (FGIC Insd)......................    5.50    11/01/22       3,185,400
     2,000    Georgia Road & Tollway Authority, Ser
                2004....................................    5.00    10/01/22       2,097,100
     3,000    Georgia Road & Tollway Authority, Ser
                2004....................................    5.00    10/01/23       3,145,650
                                                                               -------------
                                                                                   8,428,150
                                                                               -------------
              Idaho (0.9%)
     1,240    Idaho Housing & Finance Association,
                Federal Highway Trust, Ser 2008 A (AGC
                Insd)...................................    5.25    07/15/24       1,330,545
                                                                               -------------


                        See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2008 continued

  PRINCIPAL
  AMOUNT IN                                                COUPON   MATURITY
  THOUSANDS                                                 RATE      DATE         VALUE
--------------------------------------------------------------------------------------------
              Illinois (4.3%)
  $  2,500    Chicago Park District, Illinois, 2004 Ser
                A (AMBAC Insd)..........................    5.00 %  01/01/28   $   2,560,450
     4,000    Chicago, Illinois, O'Hare Int'l Airport
                3rd Lien Ser 2005 A (MBIA Insd).........    5.25    01/01/26       4,092,720
                                                                               -------------
                                                                                   6,653,170
                                                                               -------------
              Indiana (3.2%)
     3,000    Indiana Health & Educational Facility
                Financing Authority, Clarian Health Ser
                2006 A..................................    5.25    02/15/40       2,947,440
     2,000    Indiana Health Facilities Financing
                Authority, Community Health Ser 2005 A
                (AMBAC Insd)............................    5.00    05/01/35       2,001,080
                                                                               -------------
                                                                                   4,948,520
                                                                               -------------
              Iowa (1.6%)
     3,000    Tobacco Settlement Authority, Iowa, Ser
                2005 C..................................    5.50    06/01/42       2,512,890
                                                                               -------------
              Kansas (1.0%)
     1,500    Lawrence Memorial Hospital, Kansas Ser
                2006....................................    5.13    07/01/36       1,471,470
                                                                               -------------
              Kentucky (2.2%)
     3,215    Louisville & Jefferson County Metropolitan
                Sewer District, Kentucky, Ser 2001 A
                (MBIA Insd).............................    5.38    05/15/22       3,400,474
                                                                               -------------
              Louisiana (3.4%)
     3,000    Louisiana Public Facilities Authority,
                Baton Rouge General Medical Center-FHA
                Insured Mtge Ser 2004 (MBIA Insd).......    5.25    07/01/33       3,046,650
     2,000    Louisiana Public Facilities Authority,
                Ochsner Clinic Ser 2002.................    5.50    05/15/32(a)    2,275,140
                                                                               -------------
                                                                                   5,321,790
                                                                               -------------
              Maryland (3.3%)
     1,000    Baltimore County, Maryland, Oak Crest
                Village Ser 2007 A......................    5.00    01/01/37         924,260
     2,430    Maryland Department of Housing and
                Community Development Administration,
                Ser 2006 P (AMT)........................    4.63    09/01/31       2,185,056
     1,000    Maryland Health & Higher Education
                Facilities Authority, Johns Hopkins
                Hospital Ser 2003.......................    5.00    11/15/28(a)    1,084,270
     1,000    Maryland Health & Higher Educational
                Facilities Authority, King Farm
                Presbyterian Community 2006 Ser B.......    5.00    01/01/17         971,750
                                                                               -------------
                                                                                   5,165,336
                                                                               -------------
              Michigan (4.8%)
     3,500    Kent Hospital Finance Authority, Michigan,
                Metropolitan Hospital Ser 2005 A........    6.25    07/01/40       3,565,835
     3,000    Michigan Hospital Finance Authority, Henry
                Ford Health Refg Ser 2006 A.............    5.25    11/15/46       2,928,750
       870    Wayne State University, Michigan, Univ
                Revs....................................    5.00    11/15/25         916,345
                                                                               -------------
                                                                                   7,410,930
                                                                               -------------


                        See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2008 continued

  PRINCIPAL
  AMOUNT IN                                                COUPON   MATURITY
  THOUSANDS                                                 RATE      DATE         VALUE
--------------------------------------------------------------------------------------------
              Minnesota (0.8%)
  $  1,100    Glencoe, Minnesota, Glencoe Regional
                Health Ser 2005.........................    5.00 %  04/01/31   $     990,594
       320    Minnesota Housing Finance Agency, Rental
                1995 Ser D (MBIA Insd)..................    6.00    02/01/22         323,968
                                                                               -------------
                                                                                   1,314,562
                                                                               -------------
              Missouri (2.2%)
     1,760    Fenton, Missouri, Gravois Bluffs Refg Ser
                2006....................................    4.50    04/01/21       1,755,653
     1,340    Missouri Health & Educational Facilities
                Authority, Missouri, Baptist Medical
                Center Refg Ser 1989 (ETM)..............    7.63    07/01/18       1,577,059
       100    Missouri Housing Development Commission,
                Homeownership 1996 Ser D (AMT)..........    7.10    09/01/27         103,357
                                                                               -------------
                                                                                   3,436,069
                                                                               -------------
              Nevada (2.7%)
     3,000    Las Vegas Water District, Nevada, Impr and
                Refg Ser 2003 A (FGIC Insd).............    5.25    06/01/22       3,158,190
     1,000    Reno, Nevada, Renown Regional Medical
                Center Ser 2007 A.......................    5.25    06/01/37         950,090
                                                                               -------------
                                                                                   4,108,280
                                                                               -------------
              New Jersey (7.7%)
     2,000    New Jersey Economic Development Authority,
                Cigarette Tax Ser 2004..................    5.75    06/15/29       1,968,780
     5,000    New Jersey Turnpike Authority, Ser 2003 A
                (Ambac).................................    5.00    01/01/30       5,035,450
     2,000    Passaic Valley Sewerage Commissioners, New
                Jersey, Ser F (FGIC Insd)...............    5.00    12/01/19       2,037,920
     3,000    Tobacco Settlement Financing Corporation,
                New Jersey, Ser 2007-1A.................    4.63    06/01/26       2,529,210
     3,000    Tobacco Settlement Financing Corporation,
                New Jersey, Ser 2007-1B.................    0.00    06/01/41         254,250
                                                                               -------------
                                                                                  11,825,610
                                                                               -------------
              New York (19.7%)
     3,000    Long Island Power Authority, New York, Ser
                2004 A (AMBAC Insd).....................    5.00    09/01/34       3,033,480
     3,000    Metropolitan Transportation Authority, New
                York, State Service Contract Refg Ser
                2002 B (MBIA Insd)......................    5.50    07/01/20       3,196,500
     2,000    Nassau County Tobacco Settlement
                Corporation, New York, Ser 2006 A-3.....    5.13    06/01/46       1,762,020
     2,000    New York City Industrial Development
                Agency, New York, 7 World Trade Center,
                LLC Ser A...............................    6.25    03/01/15       2,024,040
     4,000    New York City Industrial Development
                Agency, New York, American Airlines Inc
                Ser 2005 (AMT)..........................    7.75    08/01/31       3,800,040
     8,000    New York City Industrial Development
                Agency, New York, Brooklyn Navy Yard
                Cogeneration Partners LP Ser 1997
                (AMT)...................................    5.65    10/01/28       7,403,280


                        See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2008 continued

  PRINCIPAL
  AMOUNT IN                                                COUPON   MATURITY
  THOUSANDS                                                 RATE      DATE         VALUE
--------------------------------------------------------------------------------------------
  $  2,000    New York City Industrial Development
                Agency, New York, Yankee Stadium Ser
                2006 (FGIC Insd)........................    5.00 %  03/01/46   $   1,911,440
     2,000    New York City Transitional Finance
                Authority, New York, Refg 2003 Ser A
                (d).....................................    5.50    11/01/26       2,128,060
     1,995    New York State Dormitory Authority,
                Montefiore Hospital - FHA Insured Mtge
                Ser 2004 (FGIC Insd)....................    5.00    08/01/29       2,002,721
     3,000    Triborough Bridge & Tunnel Authority, New
                York, Refg Ser 2002 B...................    5.25    11/15/19       3,185,010
                                                                               -------------
                                                                                  30,446,591
                                                                               -------------
              Ohio (2.7%)
     3,950    Montgomery County, Ohio, Franciscan
                Medical Center - Dayton Ser 1997 (a)....    5.50    07/01/18       4,119,179
                                                                               -------------
              Pennsylvania (11.3%)
     2,000    Allegheny Cnty PA Hosp Dev Priv Plc (b)...   12.66    11/15/33       1,706,276
     5,000    Lehigh County General Purpose Authority,
                Pennsylvania, St Luke's of Bethlehem
                Hospital Ser A 2003 (a).................    5.38    08/15/33       5,515,150
     2,000    Pennsylvania Turnpike Commission, Ser R
                2001 (AMBAC Insd).......................    5.00    12/01/30       2,038,500
     2,000    Pennsylvania, First Ser 2003 (MBIA)(b)....    7.85    01/01/19       2,165,240
     1,000    Philadelphia, Pennsylvania, Gas Works
                Eighteenth Ser (AGC Insd)...............    5.25    08/01/20       1,057,270
     5,000    Swarthmore Boro Authority, Pennsylvania,
                Swarthmore College Ser 2001.............    5.00    09/15/31       5,061,650
                                                                               -------------
                                                                                  17,544,086
                                                                               -------------
              Rhode Island (2.0%)
     3,000    Rhode Island Economic Development
                Corporation, Airport 2005 Ser C (MBIA
                Insd)...................................    5.00    07/01/28       3,037,350
                                                                               -------------
              South Carolina (3.5%)
     5,000    Charleston County School District, South
                Carolina, Ser 2004 A....................    5.00    02/01/22       5,234,600
        35    Lexington County, South Carolina, Health
                Services District, Lexmed Inc, Ser 2007
                A.......................................    5.00    11/01/16          36,777
       165    Richland County Environmental Improvement
                Revenue, South Carolina, International
                Paper Company Ser 2007 A ...............    4.60    09/01/12         163,078
                                                                               -------------
                                                                                   5,434,455
                                                                               -------------
              Tennessee (4.4%)
     3,000    Johnson City Health & Educational
                Facilities Board, Tennessee, Mountain
                States Health Alliance Ser 2006 A.......    5.50    07/01/36       2,855,880
     4,000    Tennessee Energy Acquisition Corporation,
                Ser 2006 A (b)..........................   12.59    09/01/19       3,988,580
                                                                               -------------
                                                                                   6,844,460
                                                                               -------------


                        See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2008 continued

  PRINCIPAL
  AMOUNT IN                                                COUPON   MATURITY
  THOUSANDS                                                 RATE      DATE         VALUE
--------------------------------------------------------------------------------------------
              Texas (14.8%)
  $  4,000    Austin, Texas, Water & Wastewater Refg Ser
                2001 A & B
                (FSA Insd) (b)..........................   15.25 %  05/15/27   $   4,073,100
       555    Bexar County Health Facilities Development
                Corp, Texas, Health Facilities
                Development Corp........................    5.00    07/01/27         523,054
       735    Bexar County, Texas, Health Facilities
                Development Corp. ......................    5.00    07/01/33         661,316
       580    Bexar County, Texas, Health Facilities
                Development Corp. ......................    5.00    07/01/37         515,139
     1,500    Brazos River Authority, Texas, TXU
                Electric Co Refg Ser 1999 A (AMT).......    7.70    04/01/33       1,496,625
     1,125    Houston Tex Indpt Sch Dist 2008...........    5.00    02/15/26       1,170,844
    10,000    Houston, Texas, Combined Utility First
                Lien Refg 2004 Ser A (FGIC Insd)........    5.25    05/15/23      10,272,299
       775    Humble Tex Indpt Sch Dist.................    5.00    02/15/26         807,573
     1,000    Lubbock Health Facilities Development
                Corporation, Texas, Carillon Senior Life
                Care Ser 2005 A.........................    6.63    07/01/36         991,740
     4,100    North Texas Tollway Authority, First Tier
                Capital Appreciation Refg Ser 2008D (AGC
                Insd)...................................    0.00    01/01/28       1,485,840
     1,000    Tarrant County Cultural Educational
                Facilities Finance Corp, Texas, Air
                Force Village II Inc Ser 2007 ..........    5.13    05/15/37         905,820
                                                                               -------------
                                                                                  22,903,350
                                                                               -------------
              Virginia (0.6%)
     1,000    Fairfax County Economic Development
                Authority, Virginia, Goodwin House Inc
                Ser 2007 ...............................    5.13    10/01/42         895,800
                                                                               -------------
              Washington (5.9%)
     2,400    Goat Hill Properties, Washington,
                Governmental Office Ser 2005 (MBIA
                Insd)...................................    5.00    12/01/33       2,453,424
     1,930    Grant County Public Utility District #2,
                Washington, Wanapum Hydroelectric 2005
                Ser A (FGIC Insd).......................    5.00    01/01/34       1,916,143
     4,010    Port Seattle Wash Passenger Fac Cha.......    5.00    12/01/23       4,052,225
     2,120    Washington, Motor Vehicle Fuel Tax, Ser
                2004 F (AMBAC Insd).....................    0.00    12/01/29         705,918
                                                                               -------------
                                                                                   9,127,710
                                                                               -------------
              Total Tax-Exempt Municipal Bonds (Cost $259,859,488)..........     257,634,880
                                                                               -------------

  NUMBER OF
SHARES (000)
------------
              SHORT-TERM INVESTMENT (e) (10.7%)

              Investment Company
    16,548    Morgan Stanley Institutional Liquidity Tax-Exempt
                Portfolio - Institutional Class (Cost $16,547,649)..........      16,547,649
                                                                               -------------
              Total Investments (Cost $276,407,137).........................     274,182,529
                                                                               -------------



                        See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2008 continued


  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                                                        VALUE
--------------------------------------------------------------------------------------------
              Floating Rate Note and Dealer Trust Obligations Related to
              Securities Held (-12.9%)
  $(20,005)   Notes with interest rates ranging from 1.61% to 1.68% at May
                31, 2008 and contractual Maturities of collateral ranging
                from 01/01/11 to 6/01/47 (See Note 1D) (f)
                (Cost $(20,005,000).........................................   $ (20,005,000)

              Total Net Investments (Cost $256,402,137) (g) (h)..      164.6%    254,177,529

              Other Assets in Excess of Liabilities..............        0.2         252,299

              Preferred Shares of Beneficial Interest............      (64.8)   (100,000,000)
                                                                     -------   -------------

              Net Assets Applicable to Common Shareholders.......      100.0%  $ 154,429,828
                                                                       =====   =============




----------


Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.


 AMT   Alternative Minimum Tax.

 COPs  Certificates of Participation.

 ETM   Escrowed to Maturity.

 (a)   Prerefunded to call date shown.

 (b) Underlying security related to inverse floaters entered into by the Trust.

 (c) A portion of this security has been physically segregated in connection with open futures and swaps contracts in the amount of $692,235.

 (d) Security is a "Step-up" bond where the coupon increases on a predetermined future date.

 (e) See Note 3 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Tax-Exempt
       Portfolio -- Institutional Class.

 (f) Floating rate note obligation related to securities held. The interest rates shown reflect the rates in effect at May 31, 2008.

 (g) Securities have been designated as collateral in the amount equal to $72,457,364 in connection with open futures and swap contracts.

 (h)   The aggregate cost for federal income tax purposes is $256,401,043.
       The aggregate gross unrealized appreciation is $4,666,085 and the aggregate gross unrealized depreciation is $6,889,599 resulting in net unrealized depreciation of $2,223,514.

Bond Insurance:
---------------
 AGC   Assured Guaranty Corporation.
AMBAC  AMBAC Assurance Corporation.
 FGIC  Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
 MBIA  Municipal Bond Investors Assurance Corporation
 XLCA  XL Capital Assurance Inc.




                        See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2008 continued

FUTURES CONTRACTS OPEN AT MAY 31, 2008:


                                                                               UNREALIZED
NUMBER OF                     DESCRIPTION, DELIVERY       UNDERLYING FACE     APPRECIATION
CONTRACTS    LONG/SHORT           MONTH AND YEAR          AMOUNT AT VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------------------
   271          Long       U.S. Treasury Notes 10 Year
                                    June 2008               $ 30,881,298        $(510,418)
   128          Long           Swap Futures 5 Year
                                    June 2008                 13,810,001         (124,143)
    11          Long       U.S. Treasury Notes 10 Year
                                  September 2008               1,236,469            6,163
     2          Long           Swap Futures 5 Year
                                  September 2008                 214,719              355
   382          Short          Swap Futures 10 Year
                                    June 2008                (42,109,533)         755,848
   131          Short       U.S. Treasury Notes 5 Year
                                  September 2008             (14,401,813)         126,755
   131          Short       U.S. Treasury Bond 20 Year
                                  September 2008             (14,868,500)         158,480
    18          Short       U.S. Treasury Notes 2 Year
                                  September 2008              (3,791,250)          14,421
                                                                                ---------
                           Net Unrealized Appreciation...................       $ 427,461
                                                                                =========



INTEREST RATE SWAP CONTRACTS OPEN AT MAY 31, 2008:


                            NOTIONAL          PAYMENTS               PAYMENTS                                 UNREALIZED
                             AMOUNT           RECEIVED                 MADE               TERMINATION        APPRECIATION
      COUNTERPARTY            (000)           BY FUND                 BY FUND                 DATE          (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
  Bank of America N.A.       $ 9,845    Fixed Rate 5.58%       Floating Rate 0.00%@    February 28, 2018       $ 110,855
JPMorgan Chase Bank N.A.      10,440    Fixed Rate 5.385       Floating Rate 0.00@     February 14, 2018          46,249
  Bank of America N.A.         2,925    Fixed Rate 5.070       Floating Rate 0.00@       April 14, 2018          (21,645)
  Bank of America N.A.         2,710    Fixed Rate 4.982       Floating Rate 0.00@       April 15, 2018          (28,455)
  Merrill Lynch & Co.          3,615    Fixed Rate 5.00        Floating Rate 0.00@       April 15, 2018          (35,716)
  Merrill Lynch & Co.          4,635    Floating Rate 0.00@    Fixed Rate 5.395          April 15, 2023           30,173
  Bank of America N.A.         3,305    Floating Rate 0.00@    Fixed Rate 5.38           April 15, 2023           22,871
  Bank of America N.A.         3,740    Floating Rate 0.00@    Fixed Rate 5.47           April 14, 2023           16,755
JPMorgan Chase Bank N.A.      13,300    Floating Rate 0.00@    Fixed Rate 5.831        February 14, 2023         (73,283)
  Bank of America N.A.        12,585    Floating Rate 0.00@    Fixed Rate 5.99         February 28, 2023        (123,081)
                                                                                                               ---------
                                         Net Unrealized Appreciation...................................        $ (55,277)
                                                                                                               =========




----------

 @   Floating rate represents USD-3 month LIBOR.




                        See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2008

Assets:
Investments in securities, at value (cost
  $259,859,488)..............................  $257,634,880
Investment in affiliate, at value (cost
  $16,547,649)...............................    16,547,649
Unrealized appreciation on open swap
  contracts..................................       226,903
Receivable for:
  Interest..................................      4,036,774
  Investments sold..........................      1,041,644
  Dividends from affiliate..................         24,187
Prepaid expenses and other assets............        50,649
                                               ------------
  Total Assets..............................    279,562,686
                                               ------------
Liabilities:
Floating rate note and dealer trust
  obligations................................    20,005,000
Unrealized depreciation on open swap
  contracts..................................       282,180
Payable for:
  Investments purchased.....................      4,051,780
  Investment advisory fee...................         98,605
  Administration fee........................         19,997
  Transfer agent fee........................          3,657
  Variation Margin..........................        103,721
Payable to bank..............................       415,799
Accrued expenses and other payables..........       152,119
                                               ------------
  Total Liabilities.........................     25,132,858
                                               ------------
Preferred shares of beneficial interest (at
  liquidation value) (1,000,000 shares
  authorized of non-participating $.01 par
  value, 1,000 shares outstanding)...........   100,000,000
                                               ------------
  Net Assets Applicable to Common
  Shareholders:..............................  $154,429,828
                                               ============
Composition of Net Assets Applicable to
  Common Shareholders:
Common shares of beneficial interest
  (unlimited shares authorized of $.01 par
  value, 16,675,879 shares outstanding)......   158,108,384
Net unrealized depreciation..................    (1,852,424)
Accumulated undistributed net investment
  income.....................................     1,020,771
Accumulated net realized loss................    (2,846,903)
                                               ------------
  Net Assets Applicable to Common
  Shareholders...............................   154,429,828
                                               ============
Net Asset Value Per Common Share
($154,429,828 divided by 16,675,879 common
shares outstanding)..........................         $9.26
                                                      =====





Statement of Operations
For the year ended May 31, 2008

Net Investment Income:
Income
Interest.....................................  $ 13,628,165
Dividends from affiliate.....................       218,583
                                               ------------
  Total Income..............................     13,846,748
                                               ------------
Expenses
Investment advisory fee......................     1,045,763
Interest and residual trust expenses.........       739,169
Auction commission fees......................       250,453
Administration fee...........................       209,153
Professional fees............................        66,301
Shareholder reports and notices..............        55,024
Auction agent fees...........................        40,308
Custodian fees...............................        33,654
Registration fees............................        20,169
Transfer agent fees and expenses.............        17,692
Trustees' fees and expenses..................        10,288
Interest expense.............................         2,694
Other........................................        52,915
                                               ------------
  Total Expenses............................      2,543,583
Less: expense offset.........................        (2,004)
Less: rebate from Morgan Stanley affiliated
  cash sweep (Note 3)........................        (6,749)
                                               ------------
  Net Expenses..............................      2,534,830
                                               ------------
  Net Investment Income.....................     11,311,918
                                               ------------
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments..................................      (951,329)
Futures contracts............................    (1,844,983)
Swap contracts...............................        71,341
                                               ------------
  Net Realized Loss.........................     (2,724,971)
                                               ------------
Change in Unrealized
  Appreciation/Depreciation on:
Investments..................................   (10,697,990)
Futures contracts............................       305,024
Swap contracts...............................       (97,655)
                                               ------------
  Net Change Unrealized
  Appreciation/Depreciation..................   (10,490,621)
                                               ------------
  Net Loss..................................    (13,215,592)
                                               ------------
Dividends to preferred shareholders from net
  investment income..........................    (3,387,020)
                                               ------------
Net Decrease.................................  $ (5,290,694)
                                               ============






                        See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                        FOR THE YEAR   FOR THE YEAR
                                                            ENDED          ENDED
                                                        MAY 31, 2008   MAY 31, 2007
                                                        ------------   ------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.................................  $ 11,311,918   $ 11,430,642
Net realized gain (loss)..............................    (2,724,971)       666,424
Net change in unrealized appreciation/depreciation....   (10,490,621)     1,054,556
Dividends to preferred shareholders from net
  investment income...................................    (3,387,020)    (3,520,760)
                                                        ------------   ------------
  Net Increase (Decrease)............................     (5,290,694)     9,630,862
                                                        ------------   ------------
Dividends and Distributions to Common Shareholders
  From:
Net investment income.................................    (7,742,699)    (8,659,007)
Net realized gain.....................................      (662,474)    (2,426,083)
                                                        ------------   ------------
  Total Dividends and Distributions to Common
  Shareholders........................................    (8,405,173)   (11,085,090)
                                                        ------------   ------------
Net decrease from transactions in common shares of
  beneficial interest.................................    (3,012,393)    (3,923,021)
                                                        ------------   ------------
  Net Decrease.......................................    (16,708,260)    (5,377,249)
Net Assets Applicable to Common Shareholders:
Beginning of period...................................   171,138,088    176,515,337
                                                        ------------   ------------
End of Period
(Including accumulated undistributed net investment
income of $1,020,771 and $839,147, respectively)......  $154,429,828   $171,138,088
                                                        ============   ============





                        See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
FINANCIAL STATEMENTS continued

Statement of Cash Flows
For the fiscal year end May 31, 2008


Increase (Decrease) in cash:
Cash Flows Provided by Operating Activities:
Net decrease in net assets from operations (including Preferred
  Share Distributions)..........................................  $ (5,290,694)
Adjustments to Reconcile net decrease in net assets from
  operations to net cash provided by operating activities:
  Net realized loss on investments..............................       951,329
  Net change in unrealized depreciation on investments..........    10,795,645
  Amortization of premium.......................................       567,466
  Accretion of discount.........................................       (88,355)
  Cost of purchases of investments..............................    (7,931,655)
  Proceeds from sales of investments............................    37,134,842
  Net purchases of short-term investments.......................   (14,847,649)
  Decrease in interest receivables and other assets.............       190,830
  Increase in accrued expenses and other payables...............       431,232
                                                                  ------------
  Total Adjustments............................................     27,203,185
                                                                  ------------

  Net Cash Provided by Operating Activities....................     21,912,491
                                                                  ------------
Cash Flows from Financing Activities:
Repurchased shares..............................................    (3,061,728)
Dividends and distributions paid to common shareholder..........    (8,405,173)
Net repayments of and proceeds from floating rate note
  obligations...................................................   (10,505,000)
                                                                  ------------

  Net Cash Used for Financing Activities.......................    (21,971,901)
                                                                  ------------
Net Increase in Cash............................................       (59,410)
Cash at the Beginning of the Period.............................        59,410
                                                                  ------------
Cash at the End of the Period...................................  $         --
                                                                  ============
Supplemental Disclosure of Cash Flow Information
  Cash paid during the year for interest.......................   $    739,169
                                                                  ============





                        See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008

1. Organization and Accounting Policies
Morgan Stanley Municipal Premium Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on November 16, 1988 and commenced operations on February 1, 1989.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day;
(4) interest rate swaps are marked-to-market daily based upon quotations from market markers; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 continued


substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on November 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended May 31, 2008, remains subject to examination by taxing authorities.

D. Floating Rate Note and Dealer Trust Obligations Related to Securities
Held -- The Fund enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "Floating rate note and dealer trust obligations" on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption "Interest Income" and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trusts under the caption "Interest and residual trust expenses" in the Fund's Statement of Operations. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At May 31, 2008, Fund investments with a value of $26,615,971 are held by the Dealer Trusts and serve as collateral for the $20,005,000 in floating rate note and dealer trust obligations outstanding at that date. Contractual maturities of the floating rate note and dealer trust obligations and interest rates in effect at May 31, 2008 are presented in the Portfolio of Investments.

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 continued

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Interest Rate Swaps -- Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.40% to the Fund's weekly total net assets including preferred shares.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Fund's weekly total net assets including preferred shares.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 continued

3. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt
Portfolio -- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -- Institutional Class. For the year ended May 31, 2008, advisory fees paid were reduced by $6,749 relating to Fund's investment in Morgan Stanley Institutional Liquidity Tax-Exempt
Portfolio -- Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $218,583 for the year ended May 31, 2008. During the year ended May 31, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -- Institutional Class aggregated $49,057,489 and $32,509,840, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2008 aggregated $14,033,744 and $36,119,888, respectively.

Effective September 28, 2007, the transfer agent services previously provided to the Fund by Morgan Stanley Trust was assumed by Computershare Trust Company, N.A. (the "Transfer Agent").

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended May 31, 2008 included in Trustees' fees and expenses in the Statement of Operations amounted to $10,288. At May 31, 2008 the Fund had an accrued pension liability of $60,986 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 continued

4. Common Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                                              CAPITAL
                                                                              PAID IN
                                                               PAR VALUE     EXCESS OF
                                                    SHARES     OF SHARES     PAR VALUE
                                                  ----------   ---------   ------------
Balance, May 31, 2006...........................  17,432,494    $174,325   $164,869,473
Treasury shares purchased and retired (weighted
  average discount 6.43% )+.....................    (410,600)     (4,106)    (3,918,915)
                                                  ----------    --------   ------------
Balance, May 31, 2007...........................  17,021,894     170,219    160,950,558
Treasury shares purchased and retired (weighted
  average discount 9.82% )+.....................    (346,015)     (3,460)    (3,008,933)
                                                  ----------    --------   ------------
Balance, May 31, 2008...........................  16,675,879    $166,759   $157,941,625
                                                  ==========    ========   ============




----------
  + The Trustees have voted to retire the shares purchased.

5. Preferred Shares of Beneficial Interest
The Fund is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without the approval of the common shareholders. The Fund has issued Series A through E Auction Rate Preferred Shares ("preferred shares") which have a liquidation value of $100,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Fund may redeem such shares, in whole or in part, at the original purchase price of $100,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures. Beginning on February 19, 2008, and continuing through May 31, 2008, all series of preferred shares of the Fund were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate on preferred shares.

                       AMOUNT IN                  NEXT            RANGE OF
SERIES    SHARES++    THOUSANDS++    RATE++    RESET DATE    DIVIDEND RATES+++
------    --------    -----------    ------    ----------    -----------------
   A         200         20,000       2.19%     06/04/08       2.146% -- 4.50%
   B         200         20,000       2.19      06/04/08     2.146   -- 4.50
   C         200         20,000       2.19      06/04/08     2.146   -- 4.50
   D         200         20,000       2.19      06/04/08     2.146   -- 4.55
   E         200         20,000       2.19      06/04/08     2.146   -- 4.55



----------
  ++  As of May 31, 2008.
  +++ For the year ended May 31, 2008.

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 continued

Subsequent to May 31, 2008 and up through July 3, 2008, the Fund paid dividends to each of the Series A through E at rates ranging from 2.168% to 2.41% in the aggregate amount of $289,390.

The Fund is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

6. Dividends to Common Shareholders
The Fund declared the following dividends from net investment income:

 DECLARATION       AMOUNT           RECORD                PAYABLE
     DATE        PER SHARE           DATE                  DATE
-------------    ---------    ------------------    ------------------
April 8, 2008     $0.0375        June 20, 2008         June 27, 2008
 July 8, 2008      0.0375        July 18, 2008         July 25, 2008
 July 8, 2008      0.0375       August 22, 2008       August 29, 2008
 July 8, 2008      0.0375     September 19, 2008    September 26, 2008


7. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

8. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to Dealer Trusts in exchange for cash and residual interest in the Dealer Trusts. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 continued

positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Trust expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

9. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                         FOR THE YEAR   FOR THE YEAR
                                                             ENDED          ENDED
                                                         MAY 31, 2008   MAY 31, 2007
                                                         ------------   ------------
Tax-exempt income......................................   $11,129,655    $12,174,036
Ordinary income........................................            64         43,231
Long-term capital gains................................       662,474      2,426,083
                                                          -----------    -----------
Total distributions....................................   $11,792,193    $14,643,350
                                                          ===========    ===========


Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 continued

As of May 31, 2008, the tax-basis components of accumulated losses were as follows:

Undistributed tax-exempt income.................................  $ 1,082,749
Undistributed long-term gains...................................       --
                                                                  -----------
Net accumulated earnings........................................    1,082,749
Capital loss carryforward*......................................     (841,832)
Post-October losses.............................................   (1,577,410)
Temporary differences...........................................      (63,272)
Net unrealized depreciation.....................................   (2,278,791)
                                                                  -----------
Total accumulated losses........................................  $(3,678,556)
                                                                  ===========



-------

* As of May 31, 2008, the Fund had a net capital loss carryforward of $841,832 which will expire on May 31, 2016 to offset future capital gains to the extent provided by regulations.

As of May 31, 2008, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), book amortization of discounts on debt securities and mark-to-market of open futures contracts.

Permanent differences, due to tax adjustments on debt securities sold by the Fund, resulted in the following reclassifications among the Fund's components of net assets at May 31, 2008:

         ACCUMULATED                    ACCUMULATED
      UNDISTRIBUTED NET                 NET REALIZED
      INVESTMENT INCOME                     LOSS                      PAID-IN-CAPITAL
      -----------------                 ------------                  ---------------
            $(575)                          $575                             --
            ======                          ====                             ==



10. Accounting Pronouncements
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 continued

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

11. Subsequent Event
On July 11, 2008, the Fund announced plans for the partial redemption of its preferred shares. The Fund intends to redeem 17% of each of its Series per the table below. The Board of Trustees previously approved the use of tender option bonds as a replacement source of funding. The Depository Trust Company, the securities' holder of record, will determine how the partial series redemptions will be allocated among each participant broker-dealer account.

SERIES                                          DATE
------                                     -------------
  A                                        July 30, 2008
  B                                        July 30, 2008
  C                                        July 30, 2008
  D                                        July 30, 2008
  E                                        July 30, 2008

Morgan Stanley Municipal Premium Income Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                                        FOR THE YEAR ENDED MAY 31,
                                               ---------------------------------------------------------------------------
                                                   2008             2007            2006           2005           2004
                                               ------------   ---------------   ------------   ------------   ------------
Selected Per Share Data:
Net asset value, beginning of period.........      $10.05           $10.13          $10.45         $ 9.88         $10.56
                                                   ------           ------          ------         ------         ------
Income (loss) from investment operations:
  Net investment income(1)..................         0.67             0.66            0.66           0.64           0.66
  Net realized and unrealized gain (loss)...        (0.78)            0.08           (0.20)          0.54          (0.68)
  Common share equivalent of dividends paid
  to preferred shareholders(1)...............       (0.20)           (0.20)          (0.14)         (0.09)         (0.09)
                                                   ------           ------          ------         ------         ------
Total income (loss) from investment
operations..................................        (0.31)            0.54            0.32           1.09          (0.11)
                                                   ------            -----           -----          -----         ------
Less dividends and distributions from:
  Net investment income.....................        (0.46)           (0.50)          (0.54)         (0.57)         (0.61)
  Net realized gain.........................        (0.04)           (0.14)          (0.14)          --             --
                                                   ------           ------          ------       ---------      ---------
Total dividends and distributions............       (0.50)           (0.64)          (0.68)         (0.57)         (0.61)
                                                   ------           ------          ------         ------         ------
Anti-dilutive effect of acquiring treasury
shares(1)...................................         0.02             0.02            0.04           0.05           0.04
                                                    -----            -----           -----          -----          -----
Net asset value, end of period...............      $ 9.26           $10.05          $10.13         $10.45         $ 9.88
                                                   ======           ======          ======         ======         ======
Market value, end of period..................      $ 8.34           $ 9.49          $ 9.12         $ 9.10         $ 8.93
                                                   ======           ======          ======         ======         ======
Total Return(2)..............................       (6.86)%          11.22 %          7.85 %         8.54 %         1.27 %
Ratios to Average Net Assets of Common
Shareholders:
Total expenses (before expense offset).......        1.58 %(3)(4)     1.41 %(3)       1.09 %         1.29 %(3)      1.40 %(3)
Total expenses (before expense offset,
exclusive of interest and residual trust
expenses)...................................         1.12 %(3)(4)     1.07 %(3)       1.09 %         1.29 %(3)      1.40 %(3)
Net investment income before preferred stock
dividends...................................         7.05 %           6.50 %          6.42 %         6.30 %         6.36 %
Preferred stock dividends....................        2.11 %           2.00 %          1.37 %         0.87 %         0.83 %
Net investment income available to common
shareholders................................         4.94 %           4.50 %          5.05 %         5.43 %         5.53 %
Supplemental Data:
Net assets applicable to common shareholders,
end of period, in thousands.................     $154,430         $171,138        $176,515       $189,321       $186,755
Asset coverage on preferred shares at end of
period......................................          254 %            271 %           276 %          289 %          286 %
Portfolio turnover rate......................           5 %             13 %            33 %           20 %           23 %



----------

(1) The per share amounts were computed using an average number of common shares outstanding during the period.
(2) Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(3)  Does not reflect the effect of expense offset of 0.01%.
(4) Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Tax-Exempt
     Portfolio -- Institutional Class during the period. As a result of such rebates, the expenses as a percentage of its net assets had an effect of less than 0.005%.




                        See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley Municipal Premium Income Trust:



We have audited the accompanying statement of assets and liabilities of Morgan Stanley Municipal Premium Income Trust (the "Fund"), including the portfolio of investments, as of May 31, 2008, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Municipal Premium Income Trust as of May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
July 29, 2008

Morgan Stanley Municipal Premium Income Trust
SHAREHOLDER VOTING RESULTS (UNAUDITED)

On December 12, 2007, an annual meeting of the Fund's shareholders was held for the purpose of voting on the following matters, the results of which were as follows:

Election of Trustees by Preferred Shareholders:


                                                 FOR         WITHHELD       ABSTAIN
                                               ------------------------------------
Michael E. Nugent............................  834             0               0


Election of Trustees:


                                                   FOR          WITHHELD       ABSTAIN
                                               ---------------------------------------
Michael F. Klein.............................  15,449,220        566,567          0
W. Allen Reed................................  15,439,641        576,146          0

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO MANAGEMENT/REVISED INVESTMENT POLICY (UNAUDITED)

Portfolio Management
As of the date of this report, the Fund is managed within the Morgan Stanley Municipals team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Steven K. Kreider and Neil Stone, each a Managing Director of the Investment Adviser.

Revised Investment Policy
To the extent permitted by applicable law and the Fund's investment objectives, policies, and restrictions, the Fund may invest all or some of its short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates. In connection with any such investments, the Fund, to the extent permitted by the Investment Company Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which it invests which may result in the Fund bearing some additional expenses.

The Board of Trustees Approved a Clarification in the Investment Policies Discussed Below
The Fund may invest in put and call options and futures on its portfolio securities. The Fund may use options and futures to protect against a decline in the Fund's securities or an increase in prices of securities that may be purchased or to adjust the Fund's yield curve exposure.

If the Fund invests in options and/or futures, its participation in these markets would subject the Fund's portfolio to certain risks. If the Investment Adviser's predictions of movements in the direction of the markets are inaccurate, the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged. With respect to futures contracts, this correlation may be further distorted since the futures contracts that are being used to hedge are not based on municipal obligations. There is also the possibility of an absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options which are options negotiated with dealers; there is no secondary market for these investments and therefore may be difficult to value. If the Fund uses an option or futures transaction as an alternative to purchasing or selling an underlying instrument in order to obtain desired exposure, the Fund will be exposed to the same risks as are incurred in purchasing and selling the underlying instrument directly.

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO MANAGEMENT/REVISED INVESTMENT POLICY (UNAUDITED) continued

The Board of Trustees Approved the Investment Policy Change Discussed Below
The Fund will invest at least 80% of its net assets in (A) municipal bonds which are rated at the time of purchase within the four highest grades by Moody's Investors Services Inc. ("Moody's") (Aaa, Aa, A, Baa), Standard and Poor's Corporation ("S&P") (AAA, AA, A, BBB), Fitch (AAA, AA, A, BBB) or another nationally recognized statistical rating organization ("NRSRO"), or, if not rated, are determined by the Investment Adviser to be of comparable quality; (B) municipal notes which at the time of purchase are rated in the two highest grades by Moody's (MIG1, MIG2), or the three highest grades by S&P (SP-1, SP-2, SP-3), Fitch (F1, F2, F3) or another NRSRO, or, if not rated, whose issuers have outstanding one or more issues of municipal bonds rated as set forth in clause
(A) of this paragraph; and (C) municipal commercial paper which at the time of purchase is rated P-1 or higher by Moody's, A-1 or higher by S&P, F2 or higher by Fitch, or rated an equivalent grade by another NRSRO.

Morgan Stanley Municipal Premium Income Trust
DIVIDEND REINVESTMENT PLAN (UNAUDITED)

The dividend reinvestment plan (the "Plan") offers you a prompt and simple way to reinvest your dividends and capital gains distributions into additional shares of the Fund. Under the Plan, the money you earn from dividends and capital gains distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

PLAN BENEFITS

- ADD TO YOUR ACCOUNT
You may increase your shares in the Fund easily and automatically with the Plan.

- LOW TRANSACTION COSTS
Transaction costs are low because the new shares are bought in blocks and the brokerage commission is shared among all participants.

- CONVENIENCE
You will receive a detailed account statement from Computershare Trust Company, N.A., which administers the Plan, whenever shares are reinvested for you. The statement shows your total distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to morganstanley.com.

- SAFEKEEPING
Computershare Trust Company, N.A. will hold the shares it has acquired for you in safekeeping.

HOW TO PARTICIPATE IN THE PLAN
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in "street name" -- in the name of your brokerage firm, bank, or other financial institution -- you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

If you choose to participate in the Plan, whenever the Fund declares a dividend or capital gains distributions, it will be invested in additional shares of your Fund that are purchased in the open market.

HOW TO ENROLL
To enroll in the Plan, please read the Terms and Conditions in the Plan brochure. You can obtain a copy of the Plan Brochure and enroll in the Plan by visiting morganstanley.com, calling toll-free (888) 421-4015 or notifying us in writing at Morgan Stanley Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include the Fund name and

Morgan Stanley Municipal Premium Income Trust
DIVIDEND REINVESTMENT PLAN (UNAUDITED) continued

account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next dividend or capital gains distribution payable after Computershare Trust Company, N.A. receives your authorization, as long as they receive it before the "record date," which is generally ten business days before the dividend is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following dividend or distribution.

COSTS OF THE PLAN
There is no direct charge to you for reinvesting dividends and capital gains distributions because the Plan's fees are paid by the Fund. However, when applicable, you will pay your portion of any brokerage commissions incurred when the new shares are purchased on the open market. These brokerage commissions are typically less than the standard brokerage charges for individual transactions, because shares are purchased for all participants in blocks, resulting in lower commissions for each individual participant. Any brokerage commissions or service fees are averaged into the purchase price.

TAX IMPLICATIONS
The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax that may be due on dividends or distributions. You will receive tax information annually to help you prepare your federal and state income tax returns.

Morgan Stanley does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used by any taxpayer, for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax advisor for information concerning their individual situation.

HOW TO WITHDRAW FROM THE PLAN
To withdraw from the Plan please visit morganstanley.com or call (888) 421-4015 or notify us in writing at the address below.

Morgan Stanley Closed-End Funds
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

Morgan Stanley Municipal Premium Income Trust
DIVIDEND REINVESTMENT PLAN (UNAUDITED) continued

All shareholders listed on the account must sign any written withdrawal instructions. If you withdraw, you have three options with regard to the shares held in your account:

1. If you opt to continue to hold your non-certificated shares, they will be held by Computershare Trust Company, N.A.

2. If you opt to sell your shares through Morgan Stanley, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting brokerage commissions.

3. You may sell your shares through your financial advisor through the Direct Registration System ("DRS"). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a stock certificate.

The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan. Participants will receive written notice at least 30 days before the effective date of any amendment. In the case of termination, Participants will receive written notice at least 30 days before the record date for the payment of any dividend or capital gains distribution by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

TO OBTAIN A COMPLETE COPY OF THE DIVIDEND REINVESTMENT PLAN, PLEASE CALL OUR CLIENT RELATIONS DEPARTMENT AT 888-421-4015 OR VISIT MORGANSTANLEY.COM.

Morgan Stanley Municipal Premium Income Trust
MORGAN STANLEY ADVISOR CLOSED END FUNDS
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY (UNAUDITED)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor closed end funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

FOR EXAMPLE:
- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Municipal Premium Income Trust
TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

Independent Trustees:

                                                                                   Number of
                                                                                 Portfolios in
                                                                                  Fund Complex
    Name, Age and     Position(s)   Term of Office    Principal Occupation(s)     Overseen by     Other Directorships
     Address of        Held with     and Length of             During             Independent           Held by
 Independent Trustee   Registrant    Time Served*           Past 5 Years           Trustee**      Independent Trustee
--------------------  -----------  ----------------  -------------------------  ---------------  --------------------
Frank L. Bowman (63)  Trustee      Since August      President and Chief              180        Director of the
c/o Kramer Levin                   2006              Executive Officer of the                    National Energy
Naftalis & Frankel                                   Nuclear Energy Institute                    Foundation, the U.S.
LLP                                                  (policy organization)                       Energy Association,
Counsel to the                                       (since February 2005);                      the American Council
Independent Trustees                                 Director or Trustee of                      for Capital
1177 Avenue of the                                   various Retail Funds and                    Formation and the
Americas                                             Institutional Funds                         Armed Services YMCA
New York, NY 10036                                   (since August 2006);                        of the USA.
                                                     Chairperson of the
                                                     Insurance Sub-Committee
                                                     of the Insurance,
                                                     Valuation and Compliance
                                                     Committee (since February
                                                     2007); formerly
                                                     variously, Admiral in the
                                                     U.S. Navy, Director of
                                                     Naval Nuclear Propulsion
                                                     Program and Deputy
                                                     Administrator-Naval
                                                     Reactors in the National
                                                     Nuclear Security
                                                     Administration at the
                                                     U.S. Department of Energy
                                                     (1996-2004). Honorary
                                                     Knight Commander of the
                                                     Most Excellent Order of
                                                     the British Empire.

Michael Bozic (67)    Trustee      Since April 1994  Private investor;                182        Director of various
c/o Kramer Levin                                     Chairperson of the                          business
Naftalis & Frankel                                   Insurance, Valuation and                    organizations.
LLP                                                  Compliance Committee
Counsel to the                                       (since October 2006);
Independent Trustees                                 Director or Trustee of
1177 Avenue of the                                   the Retail Funds (since
Americas                                             April 1994) and the
New York, NY 10036                                   Institutional Funds
                                                     (since July 2003);
                                                     formerly Chairperson of
                                                     the Insurance Committee
                                                     (July 2006-September
                                                     2006); Vice Chairman of
                                                     Kmart Corporation
                                                     (December 1998-October
                                                     2000), Chairman and Chief
                                                     Executive Officer of
                                                     Levitz Furniture
                                                     Corporation (November
                                                     1995-November 1998) and
                                                     President and Chief
                                                     Executive Officer of
                                                     Hills Department Stores
                                                     (May 1991-July 1995);
                                                     variously Chairman, Chief
                                                     Executive Officer,
                                                     President and Chief
                                                     Operating Officer (1987-
                                                     1991) of the Sears
                                                     Merchandise Group of
                                                     Sears, Roebuck & Co.

Morgan Stanley Municipal Premium Income Trust
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued


                                                                                   Number of
                                                                                 Portfolios in
                                                                                  Fund Complex
    Name, Age and     Position(s)   Term of Office    Principal Occupation(s)     Overseen by     Other Directorships
     Address of        Held with     and Length of             During             Independent           Held by
 Independent Trustee   Registrant    Time Served*           Past 5 Years           Trustee**      Independent Trustee
--------------------  -----------  ----------------  -------------------------  ---------------  --------------------

Kathleen A. Dennis    Trustee      Since August      President, Cedarwood             180        Director of various
(54)                               2006              Associates (mutual fund                     non-profit
c/o Kramer Levin                                     and investment                              organizations.
Naftalis & Frankel                                   management) (since July
LLP                                                  2006); Chairperson of the
Counsel to the                                       Money Market and
Independent Trustees                                 Alternatives Sub-
1177 Avenue of the                                   Committee of the
Americas                                             Investment Committee
New York, NY 10036                                   (since October 2006) and
                                                     Director or Trustee of
                                                     various Retail Funds and
                                                     Institutional Funds
                                                     (since August 2006);
                                                     formerly, Senior Managing
                                                     Director of Victory
                                                     Capital Management (1993-
                                                     2006).

Dr. Manuel H.         Trustee      Since July 1991   Senior Partner, Johnson          182        Director of NVR,
Johnson (59)                                         Smick International,                        Inc. (home
c/o Johnson Smick                                    Inc., (consulting firm);                    construction);
Group, Inc.                                          Chairperson of the                          Director of
888 16th Street,                                     Investment Committee                        Evergreen Energy.
N.W.                                                 (since October 2006) and
Suite 740                                            Director or Trustee of
Washington, D.C.                                     the Retail Funds (since
20006                                                July 1991) and the
                                                     Institutional Funds
                                                     (since July 2003); Co-
                                                     Chairman and a founder of
                                                     the Group of Seven
                                                     Council (G7C),
                                                     (international economic
                                                     commission); formerly
                                                     Chairperson of the Audit
                                                     Committee (July 1991-
                                                     September 2006); Vice
                                                     Chairman of the Board of
                                                     Governors of the Federal
                                                     Reserve System and
                                                     Assistant Secretary of
                                                     the U.S. Treasury.

Morgan Stanley Municipal Premium Income Trust
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued


                                                                                   Number of
                                                                                 Portfolios in
                                                                                  Fund Complex
    Name, Age and     Position(s)   Term of Office    Principal Occupation(s)     Overseen by     Other Directorships
     Address of        Held with     and Length of             During             Independent           Held by
 Independent Trustee   Registrant    Time Served*           Past 5 Years           Trustee**      Independent Trustee
--------------------  -----------  ----------------  -------------------------  ---------------  --------------------

Joseph J. Kearns      Trustee      Since August      President, Kearns &              183        Director of Electro
(65)                               1994              Associates LLC                              Rent Corporation
c/o Kearns &                                         (investment consulting);                    (equipment leasing)
Associates LLC                                       Chairperson of the Audit                    and The Ford Family
PMB754                                               Committee (since October                    Foundation.
23852 Pacific Coast                                  2006) and Director or
Highway                                              Trustee of the Retail
Malibu, CA 90265                                     Funds (since July 2003)
                                                     and the Institutional
                                                     Funds (since August
                                                     1994); formerly, Deputy
                                                     Chairperson of the Audit
                                                     Committee (July 2003-
                                                     September 2006) and
                                                     Chairperson of the Audit
                                                     Committee of the
                                                     Institutional Funds
                                                     (October 2001-July 2003);
                                                     formerly CFO of the J.
                                                     Paul Getty Trust.

Michael F. Klein      Trustee      Since August      Managing Director, Aetos         180        Director of certain
(49)                               2006              Capital, LLC (since March                   investment funds
c/o Kramer Levin                                     2000) and Co-President,                     managed or sponsored
Naftalis & Frankel                                   Aetos Alternatives                          by Aetos Capital,
LLP                                                  Management, LLC (since                      LLC. Director of
Counsel to the                                       January 2004);                              Sanitized AG and
Independent Trustees                                 Chairperson of the Fixed-                   Sanitized Marketing
1177 Avenue of the                                   Income Sub-Committee of                     AG (specialty
Americas                                             the Investment Committee                    chemicals).
New York, NY 10036                                   (since October 2006) and
                                                     Director or Trustee of
                                                     various Retail Funds and
                                                     Institutional Funds
                                                     (since August 2006);
                                                     formerly Managing
                                                     Director, Morgan Stanley
                                                     & Co. Inc. and Morgan
                                                     Stanley Dean Witter
                                                     Investment Management,
                                                     President, Morgan Stanley
                                                     Institutional Funds (June
                                                     1998-March 2000) and
                                                     Principal, Morgan Stanley
                                                     & Co. Inc. and Morgan
                                                     Stanley Dean Witter
                                                     Investment Management
                                                     (August 1997-December
                                                     1999).

Morgan Stanley Municipal Premium Income Trust
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued


                                                                                   Number of
                                                                                 Portfolios in
                                                                                  Fund Complex
    Name, Age and     Position(s)   Term of Office    Principal Occupation(s)     Overseen by     Other Directorships
     Address of        Held with     and Length of             During             Independent           Held by
 Independent Trustee   Registrant    Time Served*           Past 5 Years           Trustee**      Independent Trustee
--------------------  -----------  ----------------  -------------------------  ---------------  --------------------

Michael E. Nugent     Chairperson  Chairperson of    General Partner of               182        None.
(72)                  of the       the Boards since  Triumph Capital, L.P.
c/o Triumph Capital,  Board and    July 2006 and     (private investment
L.P.                  Trustee      Trustee since     partnership); Chairperson
445 Park Avenue                    July 1991         of the Boards of the
New York, NY 10022                                   Retail Funds and
                                                     Institutional Funds
                                                     (since July 2006) and
                                                     Director or Trustee of
                                                     the Retail Funds (since
                                                     July 1991) and the
                                                     Institutional Funds
                                                     (since July 2001);
                                                     formerly Chairperson of
                                                     the Insurance Committee
                                                     (until July 2006).

W. Allen Reed (61)    Trustee      Since August      Chairperson of the Equity        180        Director of Temple-
c/o Kramer Levin                   2006              Sub-Committee of the                        Inland Industries
Naftalis & Frankel                                   Investment Committee                        (packaging, and
LLP                                                  (since October 2006) and                    forest products);
Counsel to the                                       Director or Trustee of                      Director of Legg
Independent Trustees                                 various Retail Funds and                    Mason, Inc. and
1177 Avenue of the                                   Institutional Funds                         Director of the
Americas                                             (since August 2006);                        Auburn University
New York, NY 10036                                   President and CEO of                        Foundation.
                                                     General Motors Asset
                                                     Management; formerly,
                                                     Chairman and Chief
                                                     Executive Officer of the
                                                     GM Trust Bank and
                                                     Corporate Vice President
                                                     of General Motors
                                                     Corporation (August 1994-
                                                     December 2005).

Fergus Reid (75)      Trustee      Since June 1992   Chairman of Lumelite             183        Trustee and Director
c/o Lumelite                                         Plastics Corporation;                       of certain
Plastics Corporation                                 Chairperson of the                          investment companies
85 Charles Colman                                    Governance Committee and                    in the JPMorgan
Blvd.                                                Director or Trustee of                      Funds complex
Pawling, NY 12564                                    the Retail Funds (since                     managed by J.P.
                                                     July 2003) and the                          Morgan Investment
                                                     Institutional Funds                         Management Inc.
                                                     (since June 1992).

Morgan Stanley Municipal Premium Income Trust
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued

Interested Trustee:

                                                                                          Number of
                                                                                        Portfolios in
                                                                                         Fund Complex
                             Position(s)   Term of Office    Principal Occupation(s)     Overseen by
  Name, Age and Address of    Held with    and Length of              During              Interested   Other Directorships Held by
     Interested Trustee       Registrant    Time Served*           Past 5 Years           Trustee**         Interested Trustee
---------------------------  -----------  ---------------  ---------------------------  -------------  ---------------------------
James F. Higgins (60)        Trustee      Since June 2000  Director or Trustee of the        181       Director of AXA Financial,
c/o Morgan Stanley Trust                                   Retail Funds (since June                    Inc. and The Equitable Life
Harborside Financial Center                                2000) and the Institutional                 Assurance Society of the
Plaza Two                                                  Funds (since July 2003);                    United States (financial
Jersey City, NJ 07311                                      Senior Advisor of Morgan                    services).
                                                           Stanley (since August
                                                           2000).



----------

  * This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").
 ** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Municipal Premium Income Trust
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued

Executive Officers:


                                                    Term of
                                  Position(s)     Office and
   Name, Age and Address of        Held with       Length of
       Executive Officer          Registrant     Time Served*     Principal Occupation(s) During Past 5 Years
------------------------------  --------------  --------------  -----------------------------------------------
Ronald E. Robison (69)          President and   President       President (since September 2005) and Principal
1221 Avenue of the Americas     Principal       since           Executive Officer (since May 2003) of funds in
New York, NY 10020              Executive       September 2005  the Fund Complex; President (since September
                                Officer         and Principal   2005) and Principal Executive Officer (since
                                                Executive       May 2003) of the Van Kampen Funds; Managing
                                                Officer since   Director, Director and/or Officer of the
                                                May 2003        Investment Adviser and various entities
                                                                affiliated with the Investment Adviser;
                                                                Director of Morgan Stanley SICAV (since May
                                                                2004). Formerly, Executive Vice President (July
                                                                2003 to September 2005) of funds in the Fund
                                                                Complex and the Van Kampen Funds; President and
                                                                Director of the Institutional Funds (March 2001
                                                                to July 2003); Chief Administrative Officer of
                                                                the Investment Adviser; Chief Administrative
                                                                Officer of Morgan Stanley Services Company Inc.

Kevin Klingert (45)             Vice President  Since June      Chief Operating Officer of the Global Fixed
522 Fifth Avenue                                2008            Income Group of Morgan Stanley Investment
New York, NY 10036                                              Management Inc. and Morgan Stanley Investment
                                                                Advisors Inc. (since March 2008). Head of
                                                                Global Liquidity Portfolio Management and co-
                                                                Head of Liquidity Credit Research of Morgan
                                                                Stanley Investment Management (since December
                                                                2007). Managing Director of Morgan Stanley
                                                                Investment Management Inc. and Morgan Stanley
                                                                Investment Advisors Inc. (since December 2007).
                                                                Previously, Managing Director on the Management
                                                                Committee and head of Municipal Portfolio
                                                                Management and Liquidity at BlackRock (October
                                                                1991 to January 2007).

Dennis F. Shea (55)             Vice President  Since February  Managing Director and (since February 2006)
1221 Avenue of the Americas                     2006            Chief Investment Officer -- Global Equity of
New York, NY 10020                                              Morgan Stanley Investment Management; Vice
                                                                President of the Retail and Institutional Funds
                                                                (since February 2006). Formerly, Managing
                                                                Director and Director of Global Equity Research
                                                                at Morgan Stanley.

Amy R. Doberman (46)            Vice President  Since July      Managing Director and General Counsel, U.S.
1221 Avenue of the Americas                     2004            Investment Management of Morgan Stanley
New York, NY 10020                                              Investment Management (since July 2004); Vice
                                                                President of the Retail Funds and the
                                                                Institutional Funds (since July 2004); Vice
                                                                President of the Van Kampen Funds (since August
                                                                2004); Secretary (since February 2006) and
                                                                Managing Director (since July 2004) of the
                                                                Investment Adviser and various entities
                                                                affiliated with the Investment Adviser.
                                                                Formerly, Managing Director and General
                                                                Counsel -- Americas, UBS Global Asset
                                                                Management (July 2000 to July 2004).

Carsten Otto (44)               Chief           Since October   Managing Director and U.S. Director of
1221 Avenue of the Americas     Compliance      2004            Compliance for Morgan Stanley Investment
New York, NY 10020              Officer                         Management (since October 2004); Managing
                                                                Director and Chief Compliance Officer of Morgan
                                                                Stanley Investment Management. Formerly,
                                                                Assistant Secretary and Assistant General
                                                                Counsel of the Retail Funds.

Stefanie V. Chang Yu (41)       Vice President  Since December  Managing Director of the Investment Adviser and
1221 Avenue of the Americas                     1997            various entities affiliated with the Investment
New York, NY 10020                                              Adviser; Vice President of the Retail Funds
                                                                (since July 2002) and the Institutional Funds
                                                                (since December 1997). Formerly, Secretary of
                                                                various entities affiliated with the Investment
                                                                Adviser.

Morgan Stanley Municipal Premium Income Trust
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued




                                                    Term of
                                Position(s)       Office and
  Name, Age and Address of       Held with         Length of
     Executive Officer           Registrant      Time Served*      Principal Occupation(s) During Past 5 Years
---------------------------  -----------------  --------------  ------------------------------------------------
Francis J. Smith (42)        Treasurer and      Treasurer       Executive Director of the Investment Adviser and
c/o Morgan Stanley Trust     Chief Financial    since July      various entities affiliated with the Investment
Harborside Financial Center  Officer            2003 and Chief  Adviser; Treasurer and Chief Financial Officer
Plaza Two                                       Financial       of the Retail Funds (since July 2003). Formerly,
Jersey City, NJ 07311                           Officer since   Vice President of the Retail Funds (September
                                                September 2002  2002 to July 2003).

Mary E. Mullin (41)          Secretary          Since June      Executive Director of the Investment Adviser and
1221 Avenue of the Americas                     1999            various entities affiliated with the Investment
New York, NY 10020                                              Adviser; Secretary of the Retail Funds (since
                                                                July 2003) and the Institutional Funds (since
                                                                June 1999).



----------

* This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

In accordance with Section 303A.12(a) of the New York Stock Exchange Listed Company Manual, the Fund's Annual CEO Certification certifying as to compliance with NYSE's Corporate Governance Listing Standards was submitted to the Exchange on January 1, 2008.

The Fund's Principal Executive Officer and Principal Financial Officer Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund's N-CSR and are available on the Securities and Exchange Commission's Web site at http://www.sec.gov.


                       2008 FEDERAL TAX NOTICE (UNAUDITED)

       For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended May 31, 2008. The Fund designated 100% of its income dividends as tax-exempt income dividends. The Fund designated and paid $662,474 as a long-term capital gain distribution.

       In January, the Fund provides tax information to shareholders for the preceding calendar year.

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036


(c) 2008 Morgan Stanley

[MORGAN STANLEY LOGO]


MORGAN STANLEY FUNDS


Morgan Stanley
Municipal Premium
Income Trust
NYSE: PIA

Annual Report
May 31, 2008




PIAANN
Iu08-03868P-y05/08

Item 2. Code of Ethics.

(a) The Trust/Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust/Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1) The Trust/Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2) Not applicable.

     (3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that Joseph J. Kearns, an "independent" Trustee, is an "audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2008

                        REGISTRANT  COVERED ENTITIES(1)
                        ----------  -------------------
AUDIT FEES............    $32,375            N/A
NON-AUDIT FEES........
  AUDIT-RELATED FEES..    $ 5,750(2)      $4,336,000(2)
  TAX FEES............    $ 4,738(3)      $  762,000(4)
  ALL OTHER FEES......    $               $
TOTAL NON-AUDIT FEES..    $10,488         $5,098,000
TOTAL.................    $42,863         $5,098,000

2007

                        REGISTRANT  COVERED ENTITIES(1)
                        ----------  -------------------
AUDIT FEES............    $32,000            N/A
NON-AUDIT FEES
  AUDIT-RELATED FEES..    $6,096(2)       $4,836,000(2)
  TAX FEES............    $4,600(3)       $  621,000(4)
  ALL OTHER FEES......    $               $___(5)
TOTAL NON-AUDIT FEES..    $10,696         $5,457,000
TOTAL.................    $42,696         $5,457,000

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     Morgan Stanley Retail Funds
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     Morgan Stanley Institutional Funds
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund/Trust invests in exclusively non-voting securities and therefore this item is not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

                  MORGAN STANLEY MUNICIPAL PREMIUM INCOME TRUST

                                 FUND MANAGEMENT

PORTFOLIO MANAGEMENT. As of the date of this report, the Fund is managed by members of the Municipal Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Steven Kreider and Neil Stone, each a Managing Director of the Investment Adviser.

Mr. Kreider has been associated with the Investment Adviser in an investment management capacity since February 1988 and began managing the Fund in September 2007. Mr. Stone has been associated with the Investment Adviser in an investment management capacity since March 1995 and began managing the Fund in September 2007.

The composition of the team may change without notice from time to time.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

The following information is as of May 31, 2008.

Mr. Kreider managed 40 mutual funds with a total of approximately $30.7 billion in assets; no pooled investment vehicles other than mutual funds; and 42 other accounts (including accounts managed under certain "wrap-fee" programs) with a total of approximately $6.5 billion in assets.

Mr. Stone managed 20 mutual funds with a total of approximately $7.8 billion in assets; no pooled investment vehicles other than mutual funds; and 39 other accounts (including accounts managed under certain "wrap-fee" programs) with a total of approximately $8.1 billion in assets.

Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Investment Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Investment Adviser's employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Investment Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Investment Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

     Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

          -    Cash Bonus.

          - Morgan Stanley's Long Term Incentive Compensation awards - a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

          - Investment Management Alignment Plan (IMAP) awards - a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

          - Voluntary Deferred Compensation Plans - voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

          - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's/account's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

          - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

          -    Contribution to the business objectives of the Investment
               Adviser.

          -    The dollar amount of assets managed by the portfolio manager.

          -    Market compensation survey research by independent third parties.

          - Other qualitative factors, such as contributions to client objectives.

          - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS
     As of May 31, 2008, the portfolio managers did not own any share of the Fund.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

                                                 (c) Total        (d) Maximum
                                                 Number of         Number (or
                                                Shares (or        Approximate
                                                  Units)        Dollar Value) of
                 (a) Total                     Purchased as    Shares (or Units)
                 Number of                   Part of Publicly    that May Yet Be
                Shares (or    (b) Average        Announced      Purchased Under
                  Units)     Price Paid per      Plans or          the Plans
Period           Purchased  Share (or Unit)      Programs         or Programs
--------------  ----------  ---------------  ----------------  -----------------
June 2007          28,900      9.224                N/A               N/A
July 2007          27,000      9.0762               N/A               N/A
August 2007        29,000      8.7789               N/A               N/A
September 2007     30,500      8.8682               N/A               N/A
October 2007       50,400      8.7121               N/A               N/A
November 2007      39,900      8.3673               N/A               N/A
December 2007      62,402      8.3809               N/A               N/A
January 2008       52,905      8.8104               N/A               N/A
February 2008      25,008      8.5606               N/A               N/A
                  -------      ------
Total             346,015      8.7532               N/A               N/A

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's/Fund's principal executive officer and principal financial officer have concluded that the Trust's/Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust/Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Premium Income Trust


/s/ Ronald E. Robison
-----------------------------------
Ronald E. Robison
Principal Executive Officer
July 17, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-----------------------------------
Ronald E. Robison
Principal Executive Officer
July 17, 2008


/s/ Francis Smith
-----------------------------------
Francis Smith
Principal Financial Officer
July 17, 2008